Share-based Compensation - Activity (Details) - Pre-IPO Plans - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options Outstanding
Outstanding, beginning (in shares)	10,377,400	11,248,155
Exercised (in shares)		(34,995)
Forfeited (in shares)	(1,175,325)	(835,760)
Outstanding, ending (in shares)	9,202,075	10,377,400	11,248,155
Vested and expected to vest, ending (in shares)	9,198,908
Exercisable, ending (in shares)	9,112,018
Weighted Average Exercise Price
Outstanding, beginning (per share)	$ 0.1334	$ 0.1540
Exercised (per share)		0.0500
Forfeited (per share)	0.3330	0.4131
Outstanding, ending (per share)	0.1080	$ 0.1334	$ 0.1540
Vested and expected to vest, ending (per share)	0.1168
Exercisable, ending (per share)	$ 0.1118
Weighted Average Remaining Contractual Life (in years)
Outstanding	2 years 5 months 12 days	2 years 8 months 15 days	3 years 9 months 7 days
Vested and expected to vest at the end of the period	10 months 2 days
Exercisable at the end of the period	9 months 10 days
Aggregate Intrinsic Value
Outstanding	$ (238)	$ (295)	$ (824)
Vested and expected to vest	(157)
Exercisable	$ (201)
Weighted Average Grant Date Fair Value
Outstanding, beginning (per share)	$ 0.4001	$ 0.4158
Exercised (per share)		0.3066
Forfeited (per share)	0.5122	0.6153
Outstanding, ending (per share)	$ 0.3858	$ 0.4001	$ 0.4158
Vested and expected to vest, ending (per share)	0.3994
Exercisable, ending (per share)	0.3940